Condensed Financial Information of Registrant (SMFG)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Condensed Financial Information of Registrant (SMFG)
53	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (SMFG)
Condensed Statements of Financial
Position

	At March 31,
	2026	2025
	(In millions)
Assets:
Deposits with SMBC	¥551,330	¥530,273
Investments in SMBC	4,613,984	4,613,984
Loans to SMBC	14,480,073	12,416,502
Loans to other subsidiaries	50,000	—
Investments in other subsidiaries, associates and joint ventures	2,481,066	2,480,680
Other assets	388,664	310,671
Current tax assets	17,616	1,393

Total assets	¥22,582,733	¥20,353,503

Liabilities and equity:
Short-term borrowings from SMBC	¥1,675,000	¥1,679,650
Long-term borrowings	402,838	380,100
Debt securities in issue due to subsidiaries	31,623	20,758
Debt securities in issue	11,490,697	9,889,186
Other liabilities	149,833	102,273

Total liabilities	13,749,991	12,071,967

Shareholders’ equity	6,585,588	6,418,083
Other equity instruments holders’ equity	2,247,154	1,863,453

Total equity	8,832,742	8,281,536

Total equity and liabilities	¥22,582,733	¥20,353,503

Condensed Income Statements

	For the fiscal year ended March 31,
	2026	2025	2024
	(In millions)
Income:
Interest income from SMBC	¥464,381	¥391,543	¥334,964
Interest income from other subsidiaries	508	—	—
Dividends from SMBC	868,070	731,201	542,929
Dividends from other subsidiaries, associates and joint ventures	75,851	287,848	37,246
Fees and commission income from subsidiaries	23,611	21,498	21,722
Other income	30,066	5,197	9,655

Total income	1,462,487	1,437,287	946,516

Expense:
Interest expense to SMBC	20,754	12,071	5,586
Interest expense to other subsidiaries	11,897	9,363	9,961
Interest expense	401,553	350,428	313,356
Operating and other expense	63,906	71,586	58,418

Total expense	498,110	443,448	387,321

Profit before tax	964,377	993,839	559,195
Income tax expense	(11,345)	(12,355)	(8,670)

Net profit	¥975,722	¥1,006,194	¥567,865

Profit attributable to:
Shareholders	925,854	974,558	554,102
Other equity instruments holders	49,868	31,636	13,763

Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Operating Activities:
Profit before tax	¥964,377	¥993,839	¥559,195
Income taxes paid—net	14,021	32,052	78,036
Other operating activities—net	(17,214)	(34,924)	63,260

Net cash and cash equivalents provided by operating activities	961,184	990,967	700,491

Investing Activities:
Loans provided to subsidiaries	(1,365,996)	(490,827)	(1,269,130)
Investments in subsidiaries	(3,559)	(93,679)	(377,437)
Investments in associates and joint ventures	—	(507)	(26,962)
Other investing activities—net	(5,961)	(4,697)	(5,995)

Net cash and cash equivalents used in investing activities	(1,375,516)	(589,710)	(1,679,524)

Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	(4,650)	(28,000)	220,000
Proceeds from issuance of long-term borrowings	3,198	—	1,263,169
Redemption of long-term borrowings	(8,000)	(13,000)	(1,259,255)
Proceeds from issuance of debt securities	2,142,650	1,403,275	1,260,767
Proceeds from issuance of other equity instruments	466,383	407,939	694,862
Redemption of debt securities	(1,238,587)	(1,255,520)	(564,970)
Redemption of other equity instruments	(85,000)	—	—
Payments for the principal portion of lease liabilities	(301)	—	—
Dividends paid to shareholders	(540,071)	(412,120)	(348,010)
Coupons paid to other equity instruments holders	(49,868)	(31,636)	(13,763)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(250,365)	(251,448)	(211,218)

Net cash and cash equivalents provided by (used in) financing activities	435,389	(180,510)	1,041,582

Net increase of cash and cash equivalents	21,057	220,747	62,549
Cash and cash equivalents at beginning of period	530,273	309,526	246,977

Cash and cash equivalents at end of period	¥551,330	¥530,273	¥309,526

Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures are stated at cost. The Company recognizes dividend income from these companies when its right to receive payment is established.
Investments in other subsidiaries, associates and joint ventures included equity investments in SMBC Nikko Securities Inc., Sumitomo Mitsui Card Company, Limited, Sumitomo Mitsui DS Asset Management Company, Limited, Sumitomo Mitsui Finance and Leasing Company, Limited and others at March 31, 2026 and 2025. The country of incorporation and the proportion of ownership interest of the Company in these companies was the same as described in Note 11 “Investments in Associates and Joint Ventures,” and Note 49 “Principal Subsidiaries.”

Long-term obligations
The Company had subordinated long-term borrowings amounting to ¥20 billion and ¥28 billion at March 31, 2026 and 2025, respectively, and had unsubordinated long-term borrowings amounting to ¥383 billion and ¥352 billion at March 31, 2026 and 2025, respectively. The Company also had subordinated bonds amounting to ¥1,706 billion and ¥1,257 billion, including ¥3.0 billion and ¥0.8 billion outstanding to its subsidiary, at March 31, 2026 and 2025, respectively, and had unsubordinated bonds amounting to ¥9,817 billion and ¥8,653 billion, including ¥29 billion and ¥20 billion outstanding to its subsidiary, at March 31, 2026 and 2025, respectively. For additional information, refer to Note 19 “Borrowings” and Note 20 “Debt Securities in Issue.”
Guarantees
The Company provided guarantee of ¥
273
 billion and ¥
273

billion at March 31, 2026 and 2025, respectively, to the Deposit Protection Fund of the Association of German Banks with regard to the deposits of the SMBC Dusseldorf branch.